Lease liabilities - Amount recognized in statement of loss and other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities
Interest and finance charges paid/payable for lease liabilities	$ 68,031	$ 61,617	$ 52,234
Expenses relating to short term leases and low value assets	7,840	10,879	16,924
Depreciation for right of use assets	95,383	95,895	88,615
Total for the year ended	$ 171,254	$ 168,391	$ 157,773